RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	May 31, 2022	Jun. 30, 2021	Jul. 31, 2020	Jun. 25, 2015
Statement [Line Items]
Interest income	$ 697,124	$ 1,615,304	$ 300,189
Key management personnel compensation	$ 171,574	664,960	567,764
Latam logistics investments llc
Statement [Line Items]
Due from afiliates				$ 6,265,000	$ 6,950,000	$ 4,850,000	$ 4,165,000	$ 3,015,000
Borrowings, interest rate				9.00%
Borrowings, adjustment to interest rate basis	20.00%
Receivables due from related parties			9,765,972
Alleged excess value of collateral claim amount			14,000,000
Interest income	$ 0	$ 302,808	$ 664,219